Average Annual Total Returns - BlackRock Advantage Large Cap Core Portfolio	May 01, 2021
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
5 Years	15.60%
10 Years	14.01%
BlackRock Advantage Large Cap Core Portfolio
Average Annual Return:
1 Year	19.99%
5 Years	14.74%
10 Years	13.38%